Loans and asset quality- Information about Impaired Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 24,000,000		$ 68,000,000		$ 126,000,000
Impaired loans without an allowance, average recorded investment	3,000,000	[1]	12,000,000	[1]	9,000,000	[1]
Total impaired loans, average recorded investment	27,000,000		80,000,000		135,000,000
Impaired loans with an allowance, interest income recognized	0		1,000,000		4,000,000
Impaired loans without an allowance, interest income recognized	0	[1]	0	[1]	0	[1]
Total impaired loans, interest income recognized	0		1,000,000		4,000,000
Impaired loans with an allowance, recorded investment	6,000,000		32,000,000
Impaired loans without an allowance, recorded investment	3,000,000	[1]	4,000,000	[1]
Total impaired loans, recorded investment	9,000,000	[2]	36,000,000	[2]
Impaired loans with an allowance, unpaid Principal balance	6,000,000		50,000,000
Impaired loans without an allowance, unpaid Principal balance	5,000,000	[1]	4,000,000	[1]
Total impaired loans, unpaid Principal balance	11,000,000	[2]	54,000,000	[2]
Impaired loans with an allowance, related allowance	1,000,000	[2],[3]	7,000,000	[2],[3]
Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1,000,000
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	11,000,000		37,000,000		54,000,000
Impaired loans without an allowance, average recorded investment	0		2,000,000		0
Impaired loans with an allowance, interest income recognized	0		1,000,000		4,000,000
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	0		15,000,000
Impaired loans with an allowance, unpaid Principal balance	0		20,000,000
Impaired loans with an allowance, related allowance	0	[3]	2,000,000	[3]
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	2,000,000		5,000,000		27,000,000
Impaired loans without an allowance, average recorded investment	1,000,000		6,000,000		3,000,000
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	0		2,000,000
Impaired loans without an allowance, recorded investment	1,000,000		1,000,000
Impaired loans with an allowance, unpaid Principal balance	0		4,000,000
Impaired loans without an allowance, unpaid Principal balance	3,000,000		1,000,000
Impaired loans with an allowance, related allowance	0	[3]	1,000,000	[3]
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0		1,000,000		7,000,000
Impaired loans without an allowance, average recorded investment	0		1,000,000		2,000,000
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	0		0
Impaired loans with an allowance, unpaid Principal balance	0		0
Impaired loans with an allowance, related allowance	0	[3]	0	[3]
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	8,000,000		17,000,000		28,000,000
Impaired loans without an allowance, average recorded investment	2,000,000		3,000,000		4,000,000
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans without an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	6,000,000		9,000,000
Impaired loans without an allowance, recorded investment	2,000,000		3,000,000
Impaired loans with an allowance, unpaid Principal balance	6,000,000		9,000,000
Impaired loans without an allowance, unpaid Principal balance	2,000,000		3,000,000
Impaired loans with an allowance, related allowance	1,000,000	[3]	3,000,000	[3]
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	3,000,000		8,000,000		10,000,000
Impaired loans with an allowance, interest income recognized	0		0		0
Impaired loans with an allowance, recorded investment	0		6,000,000
Impaired loans with an allowance, unpaid Principal balance	0		17,000,000
Impaired loans with an allowance, related allowance	0	[3]	1,000,000	[3]
Maximum | Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1,000,000		1,000,000
Impaired loans with an allowance, related allowance	$ 1,000,000		$ 1,000,000

[1]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
[2]	Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2014 and Dec. 31, 2013. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2014 and Dec. 31, 2013.
[3]	The allowance for impaired loans is included in the allowance for loan losses.